Other Non-current Assets - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Noncurrent Assets [Abstract]
Change in fair value recognized through profit or loss	€ 59	€ 24	€ 250	€ 64